Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2016
Prepayments and Other Current Assets
Summary of prepayments and other current assets

The following is a summary of prepayments and other current assets (in thousands):

	December 31, 2015	December 31, 2016
	RMB	RMB
Guarantee payment made to Blizzard - royalty fees	441,115	154,009
Prepayment for royalties, revenue sharing cost	1,304,827	2,399,434
Interest receivable	257,636	274,020
Prepayments of content and marketing cost and other operational expenses	158,314	209,147
Prepayment for sales tax	125,806	148,505
Bridge loans in connection with ongoing investments	35,510	46,279
Deposits	34,894	156,020
Employee advances	38,363	50,244
Advance to suppliers	179,390	173,057
Others	119,655	87,237

	2,695,510	3,697,952